Share-Based Payments - Schedule of Outstanding Potential Shares from Warrants (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding warrants	5,868,523	2,985,468	1,637,773
Executive Director [Member]
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding warrants	3,724,925	1,289,375
Non-Executive Directors [Member]
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding warrants	168,000	215,875
Management team (excluding the Executive Director) [Member]
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding warrants	989,700	915,912
Other employees, consultants, and former service providers [Member]
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding warrants	985,898	564,306